Fair Value and Fair Value Hierarchy of Financial Instruments - Disclosure of Fair Value Measurement of Liabilities Explanatory (Detail) - Liability measured at fair value [Member] - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Derivative financial instrument	$ 13,752,673	$ 12,954,313
Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial instrument	0	0
Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial instrument	0	0
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial instrument	$ 13,752,673	$ 12,954,313